Schedule of reconciliation of liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	$ 1,099		$ 1,168
Changes from financing activities:
Repayment of bank loan	(41)		(48)
Payment of lease obligations	(345)		(327)
Repayment of government loans	(114)		(121)
Total changes from financing activities	(541)		(496)
Foreign exchange	(39)		52
Other changes:
Financing costs	85		60
Interest paid	(74)		(37)
New leases (Note 7)	353	$ 352	352
Repayment of loan payable	(41)
New loan	310
Balance at December 31, 2024	1,193	1,099
Bank loan [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	71		108
Changes from financing activities:
Repayment of bank loan	(41)		(48)
Payment of lease obligations
Repayment of government loans
Total changes from financing activities	(41)		(48)
Foreign exchange	2		11
Other changes:
Financing costs	5		10
Interest paid	(5)		(10)
New leases (Note 7)
Repayment of loan payable
New loan
Balance at December 31, 2024	32	71
Loan payable [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023
Changes from financing activities:
Repayment of bank loan
Payment of lease obligations
Repayment of government loans
Total changes from financing activities	(41)
Foreign exchange
Other changes:
Financing costs	17
Interest paid	(17)
New leases (Note 7)
Repayment of loan payable	(41)
New loan	310
Balance at December 31, 2024	269
Project financing [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	182		177
Changes from financing activities:
Repayment of bank loan
Payment of lease obligations
Repayment of government loans
Total changes from financing activities
Foreign exchange	(15)		5
Other changes:
Financing costs
Interest paid
New leases (Note 7)
Repayment of loan payable
New loan
Balance at December 31, 2024	167	182
Government loans [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	391		483
Changes from financing activities:
Repayment of bank loan
Payment of lease obligations
Repayment of government loans	(114)		(121)
Total changes from financing activities	(114)		(121)
Foreign exchange	(15)		24
Other changes:
Financing costs	16		23
Interest paid	(5)		(18)
New leases (Note 7)
Repayment of loan payable
New loan
Balance at December 31, 2024	273	391
Lease obligations [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	455		400
Changes from financing activities:
Repayment of bank loan
Payment of lease obligations	(345)		(327)
Repayment of government loans
Total changes from financing activities	(345)		(327)
Foreign exchange	(11)		12
Other changes:
Financing costs	47		27
Interest paid	(47)		(9)
New leases (Note 7)	353		$ 352
Repayment of loan payable
New loan
Balance at December 31, 2024	$ 452	$ 455